Registration Nos. 333-66807
                                                                       811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                            /  /
                          -----
Post-Effective Amendment No. 35                                        /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         /X/
Amendment No.  37                                                      /X/
(Check appropriate box or boxes)

                                 E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-6000

                                   Liat Rorer
                                 E*TRADE Funds
                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Name and address of agent for service)

                  Please send copies of all communications to:

Jane A. Kanter, Esq.                     Liat Rorer
Dechert                                  E*TRADE Funds
1775 Eye Street, NW                      4500 Bohannon Drive
Washington, DC  20006                    Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine. It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--------
X       on November 30, 2001 pursuant to paragraph (b)
--------
        60 days after filing pursuant to paragraph (a)(1)
--------
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a X previously filed post-effective amendment.
---------

This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A for E*TRADE Funds incorporates by reference the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on September 25, 2001, and seeks to extend the effective date of this Registration Statement to November 30, 2001.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco in the State of California on the 20th day of November, 2001.

                                  E*TRADE FUNDS
                                  (Registrant)
                                  By: /s/ Liat Rorer
                                      ------------------------------
                                      Name:  Liat Rorer
                                      Title: President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                       Date

/s/ Liat Rorer
------------------------
Liat Rorer                     President (Principal        November 20, 2001
                               Executive Officer)

/s/ Elizabeth Gottfried
------------------------
Elizabeth Gottfried            Vice President &            November 20, 2001
                               Treasurer
                               (Principal Financial and
                               Accounting Officer)

*                              Trustee                     November 20, 2001
------------------------
Leonard C. Purkis

*                              Trustee                     November 20, 2001
------------------------
Shelly J. Meyers

*
------------------------
Ashley T. Rabun                Trustee                     November 20, 2001

*
------------------------
Steven Grenadier               Trustee                     November 20, 2001

*
------------------------
George J. Rebhan               Trustee                     November 20, 2001


*By /s/ Randy G. Legg
   ---------------------
   Randy G. Legg
   Attorney-In-Fact